Related Party Balances (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Related Party Payables 1		$ 13,916
Related Party Payables 2		0
Related Party Payables 3		1,309
Related Party Payables 4		50,000
Related Party Payables 5		0
Related Party Payables 6		24,682
Related Party Payables 7		0
Related Party Balances 1	0
Related Party Balances 2	50,000
Related Party Balances 3	2,348
Related Party Balances 4	24,682
Related Party Balances 5	986,870
Related Party Balances 6	0
Related Party Balances 7	7,629
Related Party Balances 8	0
Related Party Balances 9	37,037
Related Party Balances 10	165,465
Related Party Balances 11	162,541
Related Party Balances 12	75,000
Related Party Balances 13	300,000
Related Party Balances 14	24,900
Related Party Balances 15	0
Related Party Balances 16	75,000
Related Party Balances 17	22,500
Related Party Balances 18	75,000
Related Party Balances 19	400,000
Related Party Balances 20	57,150,000
Related Party Balances 21	$ 0.128
Related Party Balances 22	100,000
Related Party Balances 23	15,000
Related Party Balances 24	$ 0.15
Related Party Balances 25	1,587,500
Related Party Balances 26	37,037
Related Party Balances 27	$ 0
Related Party Balances 28	200,000
Related Party Balances 29	2,800,000
Related Party Balances 30	$ 0.128
Related Party Balances 31	4,320,000
Related Party Balances 32	$ 0.128
Related Party Balances 33	175,000
Related Party Balances 34	3,700,000
Related Party Balances 35	$ 0.128